Summary of Significant Accounting Policies (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Professional fees	$ 627,318	$ 1,180,379	$ 1,935,900	$ 625,452
Professional fees - related party			1,664,004	8,899,596
Advertising and marketing	104,496	90,406	1,005,504	148,289
Stock-based compensation	2,769,740	2,398,000	1,861,999	8,966,850
Share-Based Compensation
Management compensation	420,720	0	0	180,000
Professional fees	2,349,020	975,250	975,249	146,850
Professional fees - related party	0	1,422,750	1,422,750	8,640,000
Advertising and marketing			660,000	0
Stock-based compensation	$ 8,937,074	$ 2,398,000	$ 3,057,999	$ 8,966,850